[Graphic Omitted]

                                        REPUBLIC
                                        MONEY MARKET FUND

                                        REPUBLIC
                                        U.S. GOVERNMENT
                                        MONEY MARKET FUND

                                        REPUBLIC
                                        NEW YORK TAX-FREE
                                        MONEY MARKET FUND




                                        PROSPECTUS
                                        November 9, 1998

[LOGO]

REPUBLIC FUNDS:
MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
NEW YORK TAX-FREE MONEY MARKET FUND
3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035
--------------------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)

  The Republic Funds (the "Trust") is an open-end investment management company (a mutual fund) that currently offers a selection of eight portfolios, each of which has different and distinct investment objectives and policies. This prospectus describes three investment portfolios offered by the Trust (collectively, the "Money Market Funds" or the "Funds"):

                          REPUBLIC MONEY MARKET FUND
                  REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
                 REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND

  An investor who is not purchasing directly from the Distributor should obtain from his securities broker, if applicable, or Shareholder Servicing Agent, and should read in conjunction with this Prospectus, the materials provided by the securities broker or Shareholder Servicing Agent describing the procedures under which shares of the Funds may be purchased and redeemed through such securities broker or Shareholder Servicing Agent.

  This Prospectus sets forth concisely the information concerning the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated November 9, 1998, with respect to each Fund, containing additional and more detailed information about the Funds, each of which is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of a Statement of Additional Information without charge by contacting the Distributor or his Shareholder Servicing Agent (see back cover for addresses and phone numbers).

  AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  BECAUSE THE NEW YORK TAX-FREE MONEY MARKET FUND WILL CONCENTRATE ITS INVESTMENTS IN NEW YORK AND MAY CONCENTRATE A SIGNIFICANT PORTION OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THIS FUND MAY POSE INVESTMENT RISKS GREATER THAN THOSE PRESENTED BY A MORE BROADLY DIVERSIFIED PORTFOLIO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS NOVEMBER 9, 1998

  Republic National Bank of New York ("Republic" or the "Adviser") continuously manages the investment portfolio of each Fund. The Trust offers four classes of shares of each Fund, Class A shares (the "Investor Shares"). Class B shares (the "Class B Shares"), Class C shares (the "Class C Shares") and Class Y shares (the "Adviser Shares"); (the Investor Shares, Class B Shares and Adviser Shares are collectively, the "Shares"). Investor Shares are offered to the public, to customers of Shareholder Servicing Agents and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Adviser Shares are being offered only to customers of Shareholder Servicing Agents. Class B Shares and Class C Shares of the Money Market Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders, respectively, of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for the corresponding class of shares of the Money Market Funds.


  Investor Shares and Adviser Shares of each Fund are continuously offered for sale at net asset value with no front-end sales charge by BISYS Fund Services ("BISYS" or the "Distributor") to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"). At present, the only Shareholder Servicing Agents for Adviser Shares of the Funds are Republic and its affiliates. Investor Shares of each Fund are also continuously offered for sale at net asset value with no front-end sales charge by BISYS directly to the public and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares and Class C Shares of the Funds are not sold but are only offered as an exchange option for Class B shareholders and Class C shareholders, respectively, of the Trust's other investment portfolios. Although Class B Shares and Class C Shares of the Money Market Funds are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares, respectively, of the Money Market Funds, they may be subject to a contingent deferred sales charge ("CDSC") when redeemed.

                                  HIGHLIGHTS

THE FUNDS                                                               PAGE 1
  Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund (the "Funds") are separate series (portfolios) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987. The Trust currently consists of eight funds, each of which has different and distinct investment objectives and policies.

INVESTMENT OBJECTIVES AND POLICIES                                     PAGE 13
  The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the Money Market Fund by investing the assets of the Fund in a portfolio of high quality money market instruments with maturities of 397 days or less, and repurchase agreements with respect to such obligations.

  The investment objective of the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the U.S. Government Money Market Fund by investing the assets of the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less, and repurchase agreements with respect to such obligations.

  The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Trust seeks to achieve the investment objective of the New York Tax-Free Money Market Fund by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, fixed rate and variable rate tax-exempt money market instruments with maturities of 397 days or less, including obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations.

  A Fund's performance per share will change daily based on many factors, including interest rate levels, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions. It is expected that the Funds will maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuous basis. In addition, because the New York Tax-Free Money Market Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer, an investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. There is no assurance that any Fund will achieve its investment objective. See "Investment Objectives and Policies."

MANAGEMENT OF THE TRUST                                                PAGE 23
  Republic National Bank of New York ("Republic" or the "Adviser") acts as investment adviser to the Funds. For its services, the Adviser receives from the Money Market Fund a fee at the annual rate of 0.20% of the Fund's average daily net assets, from the U.S. Government Money Market Fund a fee at the annual rate of 0.20% of the Fund's average daily net assets and from the New York Tax-Free Money Market Fund a fee at the annual rate of 0.15% of the Fund's daily net assets.

  BISYS Fund Services ("BISYS" or the "Sponsor") acts as administrator and sponsor of each of the Funds. The Sponsor provides certain management and administrative services to each of the Funds for which it receives from each Fund a fee at the annual rate of 0.10% of each Fund's average daily net assets.

  The Trust has also retained BISYS (the "Distributor") to distribute Investor Shares, Class B Shares and Class C Shares of each of the Funds pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Investor Shares of the Funds (the "Class A Plan") and the Class B Shares of the Funds (the "Class B Plan") and the Class C Shares of the Funds (the "Class C Plan" and with the Investor Class Plan, the "Distribution Plans"). Pursuant to the terms of the Distribution Plans, the Distributor is reimbursed from each Fund for marketing costs and payments to other organizations for services rendered in distributing the Investor Shares, Class B Shares and Class C Shares. Under the Class A Plan, this fee may not exceed 0.25% of the average daily net assets of each Fund represented by Investor Shares outstanding. Under the Class B Plan and Class C Plan, respectively, the portion of this fee which may be paid for distribution related activities may not exceed 0.75% of the average daily net assets of each Fund represented by Class B Shares and Class C shares, respectively, outstanding and is expected to be limited to an amount such that the aggregate fee paid to the Distributor pursuant to the Class B Plan or Class C Plan, respectively, and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan do not exceed, on an annual basis, 1.00% of each Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                      PAGES 30 AND 38
  The Money Market Fund and U.S. Government Money Market Fund are both a type of mutual fund commonly referred to as a "money market fund." The New York Tax-Free Money Market Fund is a type of mutual fund commonly referred to as a "triple tax exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although this cannot be assured. See "Determination of Net Asset Value" and "Dividends and Distributions."

  Investor Shares and Adviser Shares of each of the Funds are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"). At present, the only Shareholder Servicing Agents for Adviser Shares of the Funds are Republic and its affiliates. Investor Shares of each of the Funds are also continuously offered for sale at net asset value, normally a dollar, with no front-end sales charges by BISYS directly to the public and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares, respectively, of the Money Market Funds. Although not subject to a front-end sales charge, Class B Shares and Class C Shares may be subject to a CDSC at the time of redemption. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares." and "Level Load Alternative -- Class C Shares." For investors who purchase Investor Shares directly from the Distributor or who purchase Adviser Shares of the Funds, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Funds at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares." Shares of the U.S. Government Money Market Fund are offered in connection with tax-deferred retirement plans. See "Retirement Plans."

DIVIDENDS AND DISTRIBUTIONS                                            PAGE 41
  The Trust declares all of each Fund's net investment income daily as a dividend to each Fund's shareholders and distributes all such dividends monthly. Any net realized capital gains are distributed at least annually. See "Dividends and Distributions."

                                  FEE TABLE

  The following tables provide (i) a summary of estimated expenses relating to purchases and sales of Investor (Class A) Shares, Class B Shares, Class C Shares and Adviser Shares of each Fund, and the aggregate annual operating expenses of Investor Shares, Class B Shares, Class C Shares and Adviser Shares of each of the Funds, expressed as a percentage of average net assets of each Fund, and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in Investor Shares, Class B Shares, Class C Shares and Adviser Shares of each of the Funds. Information in the expense table regarding investment advisory fees and expenses reflects expected fee waivers and expenses for the current fiscal year.

                                                            MONEY MARKET FUND
                               ---------------------------------------------------------------------------
                               INVESTOR SHARES      CLASS B SHARES      CLASS C SHARES      ADVISER SHARES
                               ---------------      --------------      --------------      --------------
Shareholder Transaction
  Expenses
  Maximum Sales Charge ....          None                None                None                None
  Maximum Contingent
    Deferred Sales Charge .          None               4.00%               1.00%                None
Annual Fund Operating Expenses
  Investment Advisory Fee
    after waiver* .........         0.15%               0.15%               0.15%               0.15%
  Distribution Fee (Rule
    12b-1 fee) ............         0.00%               0.75%               0.75%                None
  Other Expenses ..........         0.50%               0.50%               0.50%               0.25%
                                    ----                ----                ----                ----
  -- Shareholder Servicing
     Fee ..................         0.25%               0.25%               0.25%                None
  -- Administrative
     Services Fee .........         0.10%               0.10%               0.10%               0.10%
  -- Other Operating
     Expenses .............         0.15%               0.15%               0.15%               0.15%
Total Fund Operating
 Expenses after expense
 limitation and fee
 waivers** ................         0.65%               1.40%               1.40%               0.40%
                                    ====                ====                ====                ====

------------
 * Investment Advisory Fee is shown net of expected waiver. Without such waiver, the fee would be equal on an annual basis to 0.20% of the Money Market Fund's average daily net assets.
** Total Fund Operating Expenses are shown net of a voluntary expense limitation and expected fee waivers.
   Without such voluntary expense limitation and fee waivers, the Total Fund Operating Expenses for the
   Investor Shares, Class B Shares, Class C Shares and Adviser Shares of the Money Market Fund would be equal on an annual basis to 0.70%, 1.45%, 1.45% and 0.45%, respectively, of the Fund's average daily net assets. There can be no assurance that expenses will be reimbursed or waived in the future.


EXAMPLE
  A shareholder would pay the following expenses on a $1,000 investment in Investor Shares, Class B Shares, Class C
Shares or Adviser Shares, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                                                MONEY MARKET FUND
                          ---------------------------------------------------------------------------------------------
                                            CLASS B          CLASS B          CLASS C          CLASS C
                                            SHARES           SHARES           SHARES           SHARES
                            INVESTOR         (WITH          (WITHOUT           (WITH          (WITHOUT        ADVISER
                             SHARES       REDEMPTION)      REDEMPTION)      REDEMPTION)      REDEMPTION)      SHARES
                          ------------  ---------------  ---------------  ---------------  ---------------  -----------
1 year .................      $ 7            $ 54             $ 14             $ 24             $ 14            $ 4
3 years ................      $21            $ 64             $ 44             $ 44             $ 44            $13

                                                             U.S. GOVERNMENT
                                                            MONEY MARKET FUND
                               ---------------------------------------------------------------------------
                               INVESTOR SHARES      CLASS B SHARES      CLASS C SHARES      ADVISER SHARES
                               ---------------      --------------      --------------      --------------
Shareholder Transaction
  Expenses
  Maximum Sales Charge ....          None                None                None                None
  Maximum Contingent
    Deferred Sales Charge .          None               4.00%               1.00%                None
Annual Fund Operating Expenses
  Investment Advisory Fee
    after waiver* .........         0.15%               0.15%               0.15%               0.15%
  Distribution Fee (Rule
    12b-1 fee) ............         0.00%               0.75%               0.75%                None
  Other Expenses ..........         0.50%               0.50%               0.50%               0.25%
                                    ----                ----                ----                ----
  -- Shareholder Servicing
     Fee ..................         0.25%               0.25%               0.25%                None
  -- Administrative
     Services Fee .........         0.10%               0.10%               0.10%               0.10%
  -- Other Operating
     Expenses .............         0.15%               0.15%               0.15%               0.15%
Total Fund Operating
 Expenses after expense
 limitation and fee
 waivers** ................         0.65%               1.40%               1.40%               0.40%
                                    ====                ====                ====                ====

------------
 * Investment Advisory Fee is shown net of waiver. Without such waiver, the fee would be equal on an annual basis to 0.20% of the U.S. Government Money Market Fund's average daily net assets.
** Total Fund Operating Expenses are shown net of a voluntary expense limitation and fee waivers.
   Without such voluntary expense limitation and fee waivers, the Total Fund Operating Expenses for the Investor Shares, Class B Shares, Class C Shares and Adviser Shares of the U.S. Government Money
   Market Fund would be equal on an annual basis to 0.70%, 1.45%, 1.45% and 0.45%, respectively, of the Fund's average daily net assets. There can be no assurance that expenses will be reimbursed or waived in the future.


EXAMPLE
  A shareholder would pay the following expenses on a $1,000 investment in Investor Shares, Class B Shares, Class C
Shares or Adviser Shares, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                                        U.S. GOVERNMENT MONEY MARKET FUND
                          ---------------------------------------------------------------------------------------------
                                            CLASS B          CLASS B          CLASS C          CLASS C
                                            SHARES           SHARES           SHARES           SHARES
                            INVESTOR         (WITH          (WITHOUT           (WITH          (WITHOUT        ADVISER
                             SHARES       REDEMPTION)      REDEMPTION)      REDEMPTION)      REDEMPTION)      SHARES
                          ------------  ---------------  ---------------  ---------------  ---------------  -----------
1 year .................      $ 7            $ 54             $ 14             $ 24             $ 14            $ 4
3 years ................      $21            $ 64             $ 44             $ 44             $ 44            $13
5 years ................      $36            $ 77             $ 77             $ 77             $ 77            $22
10 years ...............      $81            $120             $120             $168             $168            $51


                                                            NEW YORK TAX-FREE
                                                            MONEY MARKET FUND
                               ---------------------------------------------------------------------------
                               INVESTOR SHARES      CLASS B SHARES      CLASS C SHARES      ADVISER SHARES
                               ---------------      --------------      --------------      --------------
Shareholder Transaction
  Expenses
  Maximum Sales Charge ....         None                 None                None                None
  Maximum Contingent
    Deferred Sales Charge .         None                4.00%               1.00%                None
Annual Fund Operating Expenses
  Investment Advisory Fee
    after waiver* .........         0.10%               0.10%               0.10%               0.10%
  Distribution Fee (Rule
    12b-1 fee) ............         0.00%               0.75%               0.75%                None
  Other Expenses ..........         0.55%               0.55%               0.55%               0.30%
                                    ----                ----                ----                ----
  -- Shareholder Servicing
     Fee ..................         0.25%               0.25%               0.25%                None
  -- Administrative
     Services Fee .........         0.10%               0.10%               0.10%               0.10%
  -- Other Operating
     Expenses .............         0.20%               0.20%               0.20%               0.20%
Total Fund Operating
 Expenses after expense
 limitation and fee
 waivers** ................         0.65%               1.40%               1.40%               0.40%
                                    ====                ====                ====                ====

------------
*  Investment Advisory Fee is shown net of waiver. Without such waiver, the fee would be equal on an annual basis to 0.15% of the New York Tax-Free Money Market Fund's average daily net assets.
** Total Fund Operating Expenses are shown net of a voluntary expense limitation and fee waivers.
   Without such voluntary expense limitation and fee waivers, the Total Fund Operating Expenses for the Investor Shares, Class B Shares, Class C Shares and Adviser Shares of the New York Tax-Free
   Money Market Fund would be equal on an annual basis to 0.70%, 1.45%, 1.45% and 0.45%, respectively, of the Fund's average daily net assets. There can be no assurance that expenses will be reimbursed or waived in the future.


EXAMPLE
  A shareholder would pay the following expenses on a $1,000 investment in Investor Shares, Class B Shares, Class C
Shares or Adviser Shares, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                                       NEW YORK TAX-FREE MONEY MARKET FUND
                          ---------------------------------------------------------------------------------------------
                                            CLASS B          CLASS B          CLASS C          CLASS C
                                            SHARES           SHARES           SHARES           SHARES
                            INVESTOR         (WITH          (WITHOUT           (WITH          (WITHOUT        ADVISER
                             SHARES       REDEMPTION)      REDEMPTION)      REDEMPTION)      REDEMPTION)      SHARES
                          ------------  ---------------  ---------------  ---------------  ---------------  -----------

1 year .................      $ 7            $ 54             $ 14             $ 24             $ 14            $ 4
3 years ................      $21            $ 64             $ 44             $ 44             $ 44            $13
5 years ................      $36            $ 77             $ 77             $ 77             $ 77            $22
10 years ...............      $81            $120             $120             $168             $168            $51


The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder will bear directly or indirectly. For a more detailed discussion of the costs and expenses of investing in the Funds, see "Management of the Trust."

  For Investor Shares, Class B Shares and Class C Shares of each of the Funds, the fees paid from the Funds to each Shareholder Servicing Agent are determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by such Shareholder Servicing Agent. Similarly, the fee from the Funds to the Distributor is in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of Shares of the Funds. The aggregate fees paid to Shareholder Servicing Agents pursuant to the Administrative Services Plan and to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, may not exceed 1.00% of the average daily net assets of the Funds represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc.

  Some securities brokers, if applicable, and Shareholder Servicing Agents may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Each Shareholder Servicing Agent and securities broker has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.

  THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             FINANCIAL HIGHLIGHTS

  The financial data shown below is to assist investors in evaluating the performance of the Investor (Class A) Shares, Class B Shares and Adviser Shares since commencement of operations through March 31, 1998 and April 30, 1998 for the U.S. Government Money Market Fund and the New York Tax-Free Money Market Fund, respectively. Financial information for the Class B Shares of the U.S. Government Money Market Fund is not shown because no Class B Shares had been issued prior to March 31, 1998. Financial information for the Money Market Fund is not shown because shares of the Fund were not offered prior to November 9, 1998. The information for the U.S. Government Money Market Fund and New York Tax-Free Money Market Fund for each of the years or periods ended September 30, 1997 and 1996 and October 31, 1997 and 1996, respectively, in the following schedules has been derived from information audited by KPMG Peat Marwick LLP, independent auditors, whose reports on each Fund's financial statements are incorporated by reference into the Statement of Additional Information from each Fund's Annual Report dated September 30, 1997 for the U.S. Government Money Market Fund and October 31, 1997 for the New York Tax-Free Money Market Fund. The Annual Reports may be obtained without charge upon request. This information should be read in conjunction with the financial statements. The Information for the six month periods ended March 31, 1998 and April 30, 1998 is unaudited.

  The information for the Funds for the years or periods ended September 30, 1995 or prior for the U.S. Government Money Market Fund and for the period ended October 31, 1995 for the New York Tax-Free Money Market Fund has been audited by the Funds' former independent auditors who have expressed unqualified opinions thereon.

  Republic became the U.S. Government Money Market Fund's investment adviser effective October 14, 1994. Prior to that time, Republic Asset Management Corporation, an affiliate of Republic, served as the Fund's adviser. Prior to September 1, 1993, M.D. Hirsch Investment Management, Inc., also an affiliate of Republic, was the Fund's investment adviser.

SELECTED DATA FOR AN INVESTOR SHARE AND ADVISER SHARE OF THE
U.S. GOVERNMENT MONEY MARKET FUND OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         INVESTOR SHARES
                                 --------------------------------------------------------------------------------------------------
                                                                                                                      FOR THE PERIOD
                                  FOR THE                                                                              MAY 3, 1990
                                    SIX                                                                               (COMMENCEMENT
                                   MONTHS                                                                             OF OPERATIONS
                                   ENDED                           YEARS ENDED SEPTEMBER 30,                               TO
                                  MARCH 31,    --------------------------------------------------------------------    SEPTEMBER 30,
                                    1998       1997       1996       1995       1994      1993      1992      1991         1990
                                  ---------    ----       ----       ----       ----      ----      ----      ----    --------------
Net asset value,
 beginning of period ..........    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00
                                   ------     ------     ------     ------     ------    ------    ------    ------       ------
Income from investment operations:
 Net investment income* .......     0.024      0.048      0.049      0.052      0.035     0.027     0.038     0.062        0.032
                                   ------     ------     ------     ------     ------    ------    ------    ------       ------
  Total income from investment
   operations .................     0.024      0.048      0.049      0.052      0.035     0.027     0.038     0.062        0.032
                                   ------     ------     ------     ------     ------    ------    ------    ------       ------
Less distributions:
 Dividends to shareholders from
  net investment income .......    (0.024)    (0.048)    (0.049)    (0.052)    (0.035)   (0.027)   (0.038)   (0.062)      (0.032)
                                   ------     ------     ------     ------     ------    ------    ------    ------       ------
  Total distributions .........    (0.024)    (0.048)    (0.049)    (0.052)    (0.035)   (0.027)   (0.038)   (0.062)      (0.032)
                                   ------     ------     ------     ------     ------    ------    ------    ------       ------
Net asset value, end of period     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00       $ 1.00
                                   ======     ======     ======     ======     ======    ======    ======    ======       ======
Total return .................      2.48%(c)   4.89%      4.98%      5.27%      3.51%     2.70%     3.82%     6.36%        8.03%
                                   ======     ======     ======     ======     ======    ======    ======    ======       ======
Ratios/supplemental data:
  Net assets, end of
   period (in 000's)             $756,954   $505,702   $246,368   $113,218   $100,443   $73,284   $46,499   $55,795      $38,017
Ratio of expenses to average
   net assets* ................     0.53%**     0.59%      0.57%      0.58%      0.24%     0.56%     0.70%     0.70%        0.57%
Ratio of net investment income
 to average net assets* .......     4.91%**     4.80%      4.80%      5.17%      3.50%     2.66%     3.76%     5.96%        7.85%


                                                  ADVISER SHARES
                                       ----------------------------------------
                                                                     FOR THE
                                                                      PERIOD
                                         FOR THE                   JULY 1, 1996
                                           SIX                      (DATE OF
                                         MONTHS                      INITIAL
                                          ENDED      YEAR ENDED    OFFERING) TO
                                        MARCH 31,   SEPTEMBER 30,  SEPTEMBER 30,
                                          1998          1997           1996
                                        ---------    -----------    -----------
Net asset value,
 beginning of period ..........           $1.00        $ 1.00          $ 1.00
                                         ------        ------          ------
Income from investment operations
 Net investment income* .......           0.026         0.050           0.012
                                         ------        ------          ------
  Total income from investment
   operations .................           0.026         0.050           0.012
                                         ------        ------          ------
Less distributions:
 Dividends to shareholders from
  net investment income .......          (0.026)       (0.050)         (0.012)
                                         ------        ------          ------
  Total distributions .........          (0.026)       (0.050)         (0.012)
                                         ------        ------          ------
Net asset value, end of period           $ 1.00        $ 1.00          $ 1.00
                                         ======        ======          ======
Total return ..................         2.61%(c)         5.15%           5.03%(a)
                                         ======        ======          ======
Ratios/supplemental data:
  Net assets, end of
   period (in 000's) ..........         $62,705       $16,180         $ 1,413**
Ratio of expenses to average
  net assets* .................           0.28%**        0.33%           0.43%**
Ratio of net investment income
  to average net assets* ......           5.33%**        5.06%           4.90%**

----------
  * Reflects a voluntary expense limitation and waivers of fees by affiliated parties of the Funds. If this limitation and these waivers had not been in effect, the annualized ratios of net investment income and expenses to average net assets for the
    Investor Shares for the six months ended March 31, 1998, the years ended September 30, 1997, 1996, 1995, 1994, 1993, 1992, and
    1991, and for the period from May 3, 1990 (commencement of operations) to September 30, 1990 would have been 4.81% and 0.63%,
    4.68% and 0.71%, 4.62% and 0.75%, 4.97% and 0.78%, 3.08% and 0.67%, 2.28% and 0.93%, 3.54% and 0.91%, 5.68% and 0.98%, and 7.25%
    and 0.98%, respectively, and for the Adviser Shares for the six months ended March 31, 1998, the fiscal year ended September 30,
    1997 and for the period from July 1, 1996 (date of initial offering) to September 30, 1996 would have been 5.23% and 0.38%,
    4.94% and 0.45%, 4.72% and 0.61%, respectively.
 ** Annualized.
(a) Represents total return for Investor Shares for the period from October 1, 1995 to June 30, 1996 plus the total return for the
    Adviser Shares for the period from July 1, 1996 to September 30, 1996.
(b) Less than $0.001 per share.
(c) Not annualized.

SELECTED DATA FOR AN INVESTOR SHARE, CLASS B SHARE AND
ADVISER SHARE OF THE NEW YORK TAX-FREE MONEY MARKET
FUND OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                       CLASS B
                                                     INVESTOR SHARES                    SHARES             ADVISER SHARES
                                       --------------------------------------------     -------    -------------------------------
                                                                           FOR THE                                        FOR THE
                                                                            PERIOD                                         PERIOD
                                                                           NOVEMBER                                       JULY 1,
                                                                           17, 1994                                        1996
                                                                           (COMMENCE-  FOR THE                           (DATE OF
                                        FOR THE                             MENT OF      SIX      FOR THE                 INITIAL
                                      SIX MONTHS                           OPERATIONS  MONTHS     PERIOD                 OFFERING)
                                         ENDED     YEAR ENDED  YEAR ENDED      TO       ENDED      ENDED   YEAR ENDED      TO
                                       APRIL 30,    OCTOBER     OCTOBER     OCTOBER    APRIL 30,  APRIL 30,  OCTOBER     OCTOBER
                                         1998       31, 1997    31, 1996   31, 1995      1998       1998+    31, 1997    31, 1996
                                       ---------    --------    --------    -------     -------    -------    --------    --------
Net asset value, beginning of period   $ 1.00       $ 1.00      $ 1.00     $ 1.00       $1.00     $1.00       $ 1.00      $ 1.00
                                       ------       ------      ------     ------       -----     -----       ------      ------
Income from investment operations:
 Net investment income* ............    0.015        0.030       0.030      0.033       0.000***  0.016        0.032       0.010
 Net realized losses on investment
   operations ......................    0.000        0.000***    --         --          0.000     0.000        0.000***
                                       ------       ------      ------     ------       -----     -----       ------      ------
Total income from investment
  operations .......................    0.015        0.030       0.030      0.033       0.000     0.016        0.032       0.010
                                       ------       ------      ------     ------       -----     -----       ------      ------
Less distributions:
 Dividends to shareholders from net
  investment income ................   (0.015)      (0.030)     (0.030)    (0.033)      0.000*** (0.016)      (0.032)     (0.010)
                                       ------       ------      ------     ------       -----     -----       ------      ------
  Total distributions ..............   (0.015)      (0.030)     (0.030)    (0.033)      0.000    (0.016)      (0.032)     (0.010)
                                       ------       ------      ------     ------       -----     -----       ------      ------
Net asset value, end of period .....   $ 1.00       $ 1.00      $ 1.00     $ 1.00       $1.00     $1.00       $ 1.00      $ 1.00
                                       ======       ======      ======     ======       =====     =====       ======      ======
Total return .......................    1.49%(a)     3.01%       3.04%      3.31%(a)    0.01%(a)  1.61%(a)     3.27%       1.03%(a)
                                       ======       ======      ======     ======       =====     =====       ======      ======
Ratios/supplemental data:
  Net assets, end of period (in
    000's) ......................... $101,375     $123,324    $78,594     $52,652        $105   $17,504       $8,674      $3,714
Ratio of expenses to average net
  assets* ..........................     0.57%**     0.60%       0.54%      0.41%**     1.32%**   0.32%**       0.35%       0.35%**
Ratio of net investment income to
  average net assets* ..............     2.98%**     2.98%       2.97%      3.45%*      2.23%**   3.23%**       3.23%       3.12%**
----------
  * Reflects a voluntary expense limitation and waivers of fees by affiliated parties of the Funds. If this limitation and these waivers had not been in effect, the annualized ratios of net investment income and expenses to average net assets for the
    Investor Shares for the six months ended April 30, 1998, the years ended October 31, 1997 and October 31, 1996 and for the period from November 17, 1994 (commencement of operations) to October 31, 1995 would have been 2.90% and 0.65%, 2.86% and 0.72%,
    2.88% and 0.63%, and 3.20% and 0.65%, respectively, for the Class B Shares for the six months ended April 30, 1998 would have been 2.23% and 1.32%, respectively, and for the Adviser Shares for the six months ended April 30, 1998, the year ended October
    31, 1997 and for the period from July 1, 1996 (date of initial offering) to October 31, 1996, would have been 3.15% and 0.40%,
    3.11% and 0.47%, and 3.02% and 0.45%, respectively.

 ** Annualized.

*** Less than $0.0005 per share.

(a) Not annualized.
  + Commenced class operations April 29, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

  Purchasing shares of any Fund shall not be considered a complete investment program, but an important segment of a well-diversified program.

INVESTMENT OBJECTIVES
  The investment objective of both the Money Market Fund and the U.S. Government Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The investment objective of the New York Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. There can be no assurance that the investment objectives of the Funds will be achieved. The investment objective of a Fund may be changed without approval by the Fund's shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

INVESTMENT POLICIES
MONEY MARKET FUND
  The Trust seeks to achieve the investment objective of the Money Market Fund by investing in a portfolio of high-quality money market instruments. Examples of these instruments include:

  o bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in commercial bank for a definite period of time and earning a specified return.

  o bankers' acceptances: negotiable drafts or bills of exchange which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

  o prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

  o corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

  o municipal obligations: high-grade, short-term municipal obligations.

  o U.S. government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

  o repurchase agreements: with respect to U.S. Treasury or U.S. government agency obligations, or other high-quality money market instruments eligible for investment by the Fund.

  The Money Market Fund will invest only in high-quality securities that the Adviser believes present minimal credit risk. High-quality securities are securities rated at the time of acquisition in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Money Market Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Money Market Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

  Selection of investments. The Money Market Fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and this prospectus supplemented.

  Securities issued or guaranteed as to principal and interest by the U.S. government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

  Considerations of liquidity and preservation of capital mean that the Money Market Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Money Market Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Money Market Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Money Market Fund, may result in frequent changes in the Money Market Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Money Market Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

  Foreign investments. The Money Market Fund may invest without limit in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Money Market Fund to investment risks different from those associated with domestic investments. Such risks include the possibility of adverse political and economic developments in such countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits or the adoption of other governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

  Legal remedies available to investors in certain foreign countries may be limited. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Money Market Fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from United States standards. Special tax considerations apply to foreign securities.

  A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the Statement of Additional Information.

  Interest rates. The value of the securities in the Money Market Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Money Market Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

  Concentration. The Money Market Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Money Market Fund's quality standards in those industries justify any additional risks associated with the concentration of the Money Market Fund's assets in those industries. The Money Market Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Money Market Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Money Market Fund.

  Securities lending. The Money Market Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers. These transactions must be fully collateralized at all times with cash and short-term debt obligations. These transactions involve some risk to the Money Market Fund if the other party should default on its obligation and the Money Market Fund is delayed or prevented from recovering the collateral. The Money Market Fund may also enter into repurchase agreements. See "Repurchase Agreements" below.

U.S. GOVERNMENT MONEY MARKET FUND
  The Trust seeks to achieve the investment objective of the U.S. Government Money Market Fund by investing at least 65% of the assets of the Fund in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commitments to purchase such obligations, and repurchase agreements collateralized by such obligations. All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

  U.S. Government Securities. The U.S. Government Money Market Fund invests in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the "full faith and credit" of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association, and (iii) obligations of the Student Loan Marketing Association, respectively.

NEW YORK TAX-FREE MONEY MARKET FUND
  The Trust seeks to achieve the investment objective of the New York Tax-Free Money Market Fund by investing the assets of the Fund primarily in short-term, high quality, fixed rate and variable rate obligations issued by or on behalf of the State of New York, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") The Trust invests on behalf of the Fund in certain Municipal Obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, other U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal, New York State and New York City personal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations ("New York Municipal Obligations"). In determining the tax status of interest on Municipal Obligations and New York Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

  Although under normal circumstances, the Trust attempts to invest 100%, and does invest at least 65%, of the New York Tax-Free Money Market Fund's assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Trust may purchase on behalf of the Fund Municipal Obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to New York State and New York City personal income taxes. As a fundamental policy, the Trust will invest at least 80% of the Fund's net assets in tax exempt obligations. The Trust may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

  The Trust may invest more than 25% of the New York Tax-Free Money Market Fund's assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. See "Variable Rate Instruments and Participation Interests" below.

  All investments on behalf of the New York Tax-Free Money Market Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See "Variable Rate Instruments and Participation Interests" below. As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

    (1) Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody's Investors Service, Inc. ("Moody's"), AAA or AA by Standard & Poor's Corporation ("Standard & Poor's") or AAA or AA by Fitch Investors Service, Inc. ("Fitch") or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

    (2) Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal notes of New York issuers.); and

    (3) Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 +, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

  For a general discussion of Municipal Obligations and an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A. For a comparison of yields on such Municipal Obligations and taxable securities, see the Taxable Equivalent Yield Tables in Appendix B.

  As a non-diversified investment company, the Fund is not subject to any statutory restriction under the 1940 Act with respect to limiting the investment of the New York Tax-Free Money Market Fund's assets in one or relatively few issuers. Since the Trust may invest a relatively high percentage of the Fund's assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified investment company would be. The Trust may also invest 25% or more of the Fund's assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects, or obligations the issuers of which are located in the same state.

  Variable Rate Instruments and Participation Interests. Variable rate instruments that the Trust may purchase on behalf of the New York Tax-Free Money Market Fund provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

  Variable rate instruments in which the New York Tax-Free Money Market Fund's assets may be invested include participation interests in Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organization. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the demand or put feature described below. Each participation interest is backed by an insurance policy of an insurance company or by an irrevocable letter of credit or guarantee of, or a right to put to, a bank that has been determined by or on behalf of the Board of Trustees of the Trust to meet the prescribed quality standards for the Fund. There is usually the right to sell the participation interest back to the institution or draw on the letter of credit, guarantee or insurance policy after notice (usually seven days), for all or any part of the full principal amount of the Fund's participation in the Municipal Obligation, plus accrued interest. If the notice period is more than seven days, the Municipal Obligation is treated as an obligation that is not readily marketable. In some cases, these rights may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Although participation interests may be sold, the Trust intends to hold them for the Fund until maturity, except under certain specified circumstances. Purchase of a participation interest may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

  Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the New York Tax-Free Money Market Fund's yield will decline. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase.

  In view of the possible "concentration" of the New York Tax-Free Money Market Fund in participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

  For additional information concerning variable rate instruments and participation interests, see "Investment Objective, Policies and Restrictions -- Variable Rate Instruments and Participation Interests" in the Statement of Additional Information.

  "When-Issued" Municipal Obligations. New issues of Municipal Obligations may be offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations offered on this basis are each fixed at the time the Trust commits to the purchase for the New York Tax-Free Money Market Fund, although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time the Trust commits to purchase the "when-issued" or "forward delivery" Municipal Obligation for the Fund and the time delivery and payment are made, the "when-issued" or "forward delivery" Municipal Obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that Municipal Obligation is treated as a liability of the Fund. No interest on a "when-issued" or "forward delivery" Municipal Obligation is accrued for the Fund until delivery occurs. Although the Trust only makes commitments to purchase "when-issued" or "forward delivery" Municipal Obligations for the Fund with the intention of actually acquiring them, the Trust may sell these obligations before the settlement date if deemed advisable by the Adviser. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" or "forward delivery" Municipal Obligation may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that Municipal Obligation. Furthermore, if the Trust sells the "when-issued" or "forward delivery" Municipal Obligation before the settlement date or if the Trust sells other obligations from the Fund's portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal, New York State or New York City income taxation.

  For additional information concerning "when-issued" or "forward delivery" Municipal Obligations, see "Investment Objective, Policies and Restrictions -- "When-Issued" Municipal Obligations" in the Statement of Additional Information.

  Stand-By Commitments. When the Trust purchases Municipal Obligations on behalf of the New York Tax-Free Money Market Fund it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Trust also reserves the right, and may in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, acquire stand-by commitments from broker-dealers on behalf of the Fund. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Trust's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired for the Fund with respect to a particular Municipal Obligation held for it.

  The Trust intends to acquire stand-by commitments on behalf of the New York Tax-Free Money Market Fund solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in Municipal Obligations, and to the extent possible New York Municipal Obligations, while preserving the necessary liquidity to purchase Municipal Obligations on a "when-issued" basis, to meet unusually large redemptions and to purchase at a later date Municipal Obligations other than those subject to the stand-by commitment.

  The stand-by commitments that the Trust may enter into on behalf of the New York Tax-Free Money Market Fund are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable by the Trust, and the fact that the maturity of the underlying Municipal Obligation will generally be different from that of the commitment.

  For additional information concerning stand-by commitments, see "Investment Objective, Policies and Restrictions -- Stand-by Commitments" in the Statement of Additional Information.

  Risk Factors Affecting Investments in New York Municipal Obligations. The Trust intends to invest a high proportion of the New York Tax-Free Money Market Fund's assets in New York Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality Municipal Obligations, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York Municipal Obligations.

  New York State and other issuers of New York Municipal Obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Beginning in 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. In the early 1990s, New York faced additional financial difficulties which resulted in a lowering by Moody's and S&P of their credit ratings on certain New York Municipal Obligations. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York Municipal Obligations will not be downgraded further. See "Investment Objective, Policies and Restrictions -- Special Factors Affecting New York" in the Statement of Additional Information.

  Subject to the fundamental policy described on page 11, the Trust is authorized to invest on behalf of the New York Tax-Free Money Market Fund in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). If the Trust invests on behalf of the Fund in taxable securities, such securities will, in the opinion of the Adviser, be of comparable quality and credit risk with the Municipal Obligations described above. See the Statement of Additional Information for a description, including specific rating criteria, of such taxable securities.

REPURCHASE AGREEMENTS
  A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to each Fund's custodian bank (or an agent of the custodian bank) either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, the Trust might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral on behalf of a Fund. The Trust may enter into repurchase agreements on behalf of the Funds only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures described above which govern the investment of each Fund's assets in repurchase obligations are designed to minimize a Fund's risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

GENERAL
  The Trust may, in the future, seek to achieve the investment objective of a Fund by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, a Fund's Investment Advisory Contract would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

  The investment policies of the Funds as described above may be changed by the Board of Trustees of the Trust without approval by the shareholders of the Funds. Each Fund's Statement of Additional Information includes a further discussion of investment policies and a listing of the specific investment restrictions which govern the investment policies of the Fund, including a restriction that not more than 10% of each Fund's net assets may be invested in securities that are not readily marketable, such as repurchase agreements maturing in more than seven days. Although the Trust currently does not borrow on behalf of the Funds for the purpose of leveraging, these restrictions permit the Trust to borrow money on behalf of each Fund for certain other purposes in amounts up to 33 1/3% of the Fund's net assets (although no securities will be purchased for the Fund at any time at which borrowings exceed 5% of that Fund's total assets taken at market value). These specific investment restrictions, as well as the fundamental policy described above for the New York Tax-Free Money Market Fund, may not be changed without the approval of a Fund's shareholders. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made, or assets are so utilized, a later change in percentage resulting from changes in the value of each Fund's portfolio securities is not considered a violation of policy.

                           MANAGEMENT OF THE TRUST

  The business and affairs of the Funds are managed under the direction of the Board of Trustees of the Trust. The Trustees are Frederick C. Chen, Alan S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the caption "Management of the Trust -- Trustees and Officers."

THE ADVISER
  Republic serves as investment adviser to the Funds. Prior to October 14, 1994, Republic Asset Management Corporation advised the U.S. Government Money Market Fund. The Adviser manages the investment and reinvestment of the assets of the Funds and continuously reviews, supervises and administers the investments of each Fund pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Subject to such policies as the Board of Trustees may determine, the Adviser places orders for the purchase and sale of a Fund's investments directly with brokers or dealers selected by it in its discretion. The Adviser does not place orders with the Distributor. For its services under the Investment Advisory Contract, the Adviser receives fees, payable monthly, from the Money Market Fund, U.S. Government Money Market Fund and New York Tax-Free Money Market Fund at the annual rate of 0.20%, 0.20% and 0.15%, respectively, of each Fund's average daily net assets.

  Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of June 30, 1997, Republic was the 16th largest commercial bank in the United States measured by deposits. Republic or an affiliate of Republic serves as investment adviser to the other series of the Trust. Republic currently provides investment advisory services for individuals, trusts, estates and institutions.

  Republic and its affiliates may have deposit, loan and other commercial banking relationships with issuers of obligations purchased for the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic and its affiliates deal, trade and invest for their own accounts in U.S. Government and Municipal obligations and are dealers of various types of U.S. Government and Municipal obligations. Republic and its affiliates may sell U.S. Government and Municipal obligations to, and purchase them from, other investment companies sponsored by BISYS. The Adviser does not invest any U.S. Government Money Market Fund assets in any U.S. Government obligation or any New York Tax-Free Money Market Fund assets in any Municipal Obligations purchased from itself or any affiliate, although under certain circumstances such obligations may be purchased from other members of an underwriting syndicate in which Republic or an affiliate is a non-principal member. This restriction should not limit the amount or type of U.S. Government or Municipal obligations available to be purchased for the Funds. The Adviser has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

  Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Funds. If Republic were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders of the Funds approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action. If Republic were prohibited from acting as a Shareholder Servicing Agent for the Funds, the Trust would seek alternative means of providing such services.

  Pursuant to a license agreement between the Trust and Republic dated October 6, 1994, the Trust may continue to use in its name "Republic" only if Republic does not request that the Trust change its name to eliminate all reference to "Republic" upon the expiration or earlier termination of any investment advisory agreement between the Trust and Republic.

THE DISTRIBUTOR AND SPONSOR
  BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to each Fund under a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.

  Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Investor Shares and Class B Shares of each of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Investor Shares and Class B Shares of the Funds and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from each Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Investor Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of each Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of each Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

  Any payment by the Distributor or reimbursement of the Distributor from the Funds made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATIVE SERVICES PLAN
  The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services.

ADMINISTRATOR
  Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Funds. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. For these services and facilities, BISYS receives from the Funds fees payable monthly at an annual rate equal to 0.10% of the first $1 billion of a Fund's average daily net assets, 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion.


TRANSFER AGENT
  The Trust has entered into Transfer Agency Agreements with Investors Bank & Trust Company ("IBT") and BISYS, pursuant to which IBT acts as transfer agent with respect to the Investor Shares and Adviser Shares of the U.S. Government and New York Tax-Free Money Market Funds, and BISYS acts as transfer agent with respect to the Class B Shares and Class C Shares of the U.S. Government and New York Tax-Free Money Market Funds, and all classes of Shares of the Money Market Fund (the "Transfer Agents"). The Transfer Agents maintain an account for each shareholder of the Funds (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), perform other transfer agency functions, and act as dividend disbursing agents for the Funds.


CUSTODIAN
  Pursuant to a Custodian Agreement, Republic also acts as the custodian of each Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Funds. Securities held for the Funds may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for the Funds. For its services, Republic receives such compensation as may from time to time be agreed upon by it and the Trust.

SHAREHOLDER SERVICING AGENTS
  The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Investor Shares, Class B Shares, Class C Shares and Adviser Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to each Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of each Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Investor Shares, Class B Shares and Class C Shares, each Shareholder Servicing Agent receives a fee from each Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of each Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Fees are not currently paid under the terms of the Administrative Services Plan with respect to Adviser Shares.

  The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.

  The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Funds. The Trust engages banks as Shareholder Servicing Agents on behalf of the Funds only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Funds would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES
  The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor or the Adviser. See "Management of the Trust -- Expenses and Expense Limits" in the Statements of Additional Information. Expenses attributable to a particular class of shares shall be allocated to that class of shares only. Investor Share expenses, Class B Share expenses and Class C Share expenses must include payments made pursuant to their respective Distribution Plan and Shareholder Servicing Agent fees paid pursuant to the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series in the Trust in relation to the net assets of each series. For the most recent fiscal year, the operating expenses of the Investor Shares of the U.S. Government Money Market Fund and the New York Tax-Free Money Market Fund equaled on an annual basis 0.59% and 0.60%, respectively, of each Fund's average daily net assets attributable to Investor Shares, and 0.33% and 0.35% respectively, of each Fund's average daily net assets attributable to Adviser Shares. There were no Class C Shares outstanding before the date of this prospectus.

                              CLASSES OF SHARES

  The Trust currently offers four classes of shares of the Funds, the Investor Shares, Class B Shares, Class C Shares and Adviser Shares, pursuant to this prospectus. Investor Shares, Class B Shares, Class C Shares and Adviser Shares may have different class expenses, which may affect performance. Additionally, Adviser Shares are only being offered to customers of Shareholder Servicing Agents, while Investor Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. At present, the only Shareholder Servicing Agents for Adviser Shares of the Funds are Republic and its affiliates. Class B Shares and Class C Shares are not being sold but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C Shares for Class B Shares or Class C Shares, respectively, of the Money Market Funds.

  The Investor Shares, Class B Shares and Class C Shares each have exclusive voting rights with respect to their respective Distribution Plan and the Shareholder Servicing Agent fees paid pursuant to the Administrative Services Plan.

                       DETERMINATION OF NET ASSET VALUE

  The net asset value for a particular share in a Fund is determined on each day on which the New York Stock Exchange or the Fed Funds are open for trading ("Fund Business Day"). This determination is made once during each such day as of 12:00 noon, New York time, by dividing the value of a Fund's net assets allocable to a class of share (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of that class outstanding at the time the determination is made. It is anticipated that the net asset value of each Investor Share, Class B Share, Class C Share and Adviser Share will remain constant at $1.00 (although no assurance can be given that it will be so constant on a continuing basis) and specific investment policies and procedures, including the use of the amortized cost valuation method, are being employed to accomplish this result. Income earned on each Fund's investments is accrued daily and the Net Income, as defined under "Dividends and Distributions" on page 30, is declared each Fund Business Day as a dividend.

                              PURCHASE OF SHARES

  Investor Shares and Adviser Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Such shares may be purchased without a front-end sales load at their net asset value next determined after an order is transmitted to and accepted by the Distributor or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Distributor. Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares, respectively, of the Funds. Although Class B Shares and Class C Shares of the Funds are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Funds, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" below. Purchases of Investor Shares and Adviser Shares are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. It is anticipated that the net asset value of $1.00 per share of a Fund will remain constant, and although no assurance can be given that it will be so constant on a continuing basis, specific investment policies and procedures are being employed to accomplish this result. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on their assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

  While there is no sales load on purchases of Investor Shares, the Distributor may receive fees from the Funds. See "Management of the Trust -- The Distributor and Sponsor." Other funds which have investment objectives similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

  All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

  An investor may purchase Investor Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such shares on his behalf through the Distributor. An investor may purchase Adviser Shares by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor. Shares purchased through a Shareholder Servicing Agent, securities broker or other intermediary, rather than directly through the Distributor may not be effected on the day the order is placed with the intermediary and thus may not earn dividends on that day. Investors should check with the intermediary for details.

  Exchange Privilege. By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies: Republic U.S. Government Money Market Fund, Republic Bond Fund, Republic Overseas Equity Fund, Republic Opportunity Fund, Republic New York Tax-Free Bond Fund, Republic New York Tax-Free Money Market Fund, Republic Equity Fund, and such other Republic Funds or other registered investment companies for which Republic serves as investment adviser as Republic may determine (the "Republic Funds"). Class B Shares, Class C Shares and Adviser Shares may be exchanged for shares of the same class of one or more of the Republic Funds at net asset value without a front-end sales charge. Exchanges of Money Market Fund Investor Shares for Investor shares of one or more Republic Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Investor Shares of the Money Market Funds who are shareholders as of December 31, 1997 will be grandfathered with respect to the Republic Funds and will be exempt from having to pay a sales charge on any new purchases of Investor Shares of these Funds. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund.

  The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

DIRECTLY THROUGH THE DISTRIBUTOR
  For each shareholder who purchases Investor Shares directly through the Distributor, the Trust, as the shareholder's agent, establishes an open account to which all Investor Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional
Investor Shares. See "Dividends and Distributions." The minimum initial investment is $1,000, except that the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. Initial and subsequent purchases of Investor Shares may be made by writing a check (in U.S. dollars) payable to The Republic Funds -- Money Market Fund, The Republic Funds -- U.S. Government Money Market Fund or The Republic Funds -- New York Tax-Free Money Market Fund and mailing it to:

    The Republic Funds
    c/o Investors Bank & Trust Company
    200 Clarendon Street
    P.O. Box 9130
    Boston, Massachusetts 02117

  In the case of an initial purchase, the check must be accompanied by a completed Purchase Application. Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B and Class C shareholders of the Trust's other investment portfolios.

  In the case of subsequent purchases, a shareholder may transmit purchase payments by wire directly to the custodian bank of the Funds at the following address:

    Investors Bank & Trust Company
    Boston, Massachusetts
    Attn: Transfer Agent
    ABA # 011001438
    Acct. #5999-99451

    For further credit to the Republic Funds (Money Market Fund, U.S. Government Money Market Fund or New York Tax-Free Money Market Fund, Investor, account name, account #)

  The wire order must specify the Fund, the account name, number, confirmation number, address, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order.

  Automatic Investment Plan. The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in a Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in a Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover.

  For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER
  Investor Shares of each Fund are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Adviser Shares of each Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and securities brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from each Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

  Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to a Fund's custodian bank by following the procedures described above.

  For further information on how to direct a securities broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

         CONTINGENT DEFERRED SALES CHARGE ("CDSC") -- CLASS B SHARES
                              AND CLASS C SHARES

CLASS B SHARES
  There is no sales charge imposed upon an exchange for Class B Shares of the Funds, but investors may be subject to a CDSC when Class B Shares are redeemed.

  When Class B shares of those Republic Funds that are income funds (currently, the Republic Bond Fund and Republic New York Tax-Free Bond Fund (the "Income Funds")) are exchanged for Class B Shares of one or more of the Money Market Funds and those Shares are redeemed less than 3 years after the original purchase of the Class B shares of the Income Funds, those Shares of the Money Market Funds will be subject to a declining CDSC. The CDSC levied upon redemptions of such Class B Shares will be as follows:

                                                      CDSC AS PERCENTAGE OF
                                                        THE LESSER OF NET
                                                        ASSET VALUE AT THE
   HOLDING PERIOD                                        TIME OF PURCHASE
SINCE PURCHASE DATE                                       OR REDEMPTION
-------------------                                      ---------------
1 year or less                                                3.00%
More than 1 year up to 2 years                                2.00%
More than 2 years up to 3 years                               1.00%
More than 3 years                                              none

  When Class B shares of those Republic Funds that are equity funds (currently, the Republic Equity Fund, Republic Overseas Equity Fund and Republic Opportunity Fund (the "Equity Funds")) are exchanged for Class B Shares of one or more of the Money Market Funds and those Shares are redeemed less than 4 years after the original purchase of the Class B shares of the Equity Funds, those Shares of the Money Market Funds will be subject to a declining CDSC. The CDSC levied upon redemptions of such Class B Shares will be as follows:

                                                      CDSC AS PERCENTAGE OF
                                                        THE LESSER OF NET
                                                        ASSET VALUE AT THE
   HOLDING PERIOD                                        TIME OF PURCHASE
SINCE PURCHASE DATE                                       OR REDEMPTION
-------------------                                      ---------------
1 year or less                                                4.00%
More than 1 year up to 2 years                                3.00%
More than 2 years up to 3 years                               2.00%
More than 3 years up to 4 years                               1.00%
More than 4 years                                              none

  The CDSC will be based on the lesser of the net asset value at the time of original purchase of the Class B shares of the Income Fund(s) and/or the Equity Fund(s) which were exchanged for the Money Market Fund Class B Shares now being redeemed or the net asset value of such Money Market Fund Class B Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

  Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Income Fund or Equity Fund Class B shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of Class B Shares held for more than three years that were exchanged from Income Fund Class B shares, Class B Shares held more than four years for Class B Shares that were exchanged from Equity Fund Class B shares or Class B Shares acquired pursuant to reinvestment of dividends or distributions.

  For example, assume an investor purchased 100 Class B Shares of an Equity Fund with a net asset value of $8 per share (i.e., at an aggregate net asset value of $800) and in the eleventh month after purchase, the net asset value per share is $10 and, during such time, the investor has acquired five additional Class B shares of the Equity Fund through dividend reinvestment. If at such time the investor exchanges all of his Equity Fund Class B shares for Class B Shares of one of the Money Market Funds, the investor will have 1,050 Class B Shares (assuming a net asset value of $1.00 per share for the Money Market Fund). Assume twelve months later the investor acquires 50 additional Class B Shares of the Money Market Fund through dividend reinvestments. If at such time the investor makes his first redemption of 500 Money Market Fund Class B Shares (producing proceeds of $500), 100 of such Shares would not be subject to the charge because they were acquired through dividend reinvestment. With respect to the remaining 400 Class B Shares being redeemed, the CDSC would be applied only to 320 Class B Shares (representing the original cost of $8 per share for the Equity Fund) and not to the remaining 80 Class B Shares (representing the increase in net asset value of $2 per share for the Equity Fund).

  The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

EXCHANGE PRIVILEGE
  The exchange privilege enables shareholders of Class B Shares of the Funds (including Shares acquired through reinvestment of dividends and distributions on such Shares) to exchange those Shares at net asset value without any front-end sales charge for Class B shares offered by any of the Republic Funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of a Fund's Class B Shares may not exchange their Shares for shares of any other class. An exchange of Class B Shares will not affect the holding period of the Class B Shares for purposes of determining the CDSC, if any, upon redemption which shall be determined in accordance with the schedule applicable to the Class B shares originally purchased.

  An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 888-525-5757, by contacting his or her broker-dealer or by providing written instructions to the Distributor.

CONVERSION FEATURE
  Five years after the original purchase of Income Fund Class B shares which have been exchanged for Class B Shares of the Money Market Funds and six years after the original purchase of Equity Fund Class B shares which have been exchanged for Class B Shares of the Money Market Funds, Class B Shares of the Money Market Funds will convert automatically to Investor Shares. The purpose of the conversion is to relieve a holder of Class B Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Class B Shares to Investor Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Investor Shares as he or she had of Class B Shares. For Class B Shares that were exchanged from Income Fund Class B shares, the conversion occurs five years after the beginning of the calendar month in which the Income Fund Class B shares were purchased. For Class B shares that were exchanged from Equity Fund Class B shares, the conversion occurs six years after the beginning of the calendar month in which the Equity Fund Class B shares were purchased. As a result of the conversion, the converted Shares are relieved of the Rule 12b-1 fees borne by Class B Shares, although they are subject to the Rule 12b-1 fees borne by Investor Shares.

CLASS C SHARES
  There is no sales charge imposed upon an exchange for Class C Shares of the Funds, but investors may be subject to a CDSC when Class C Shares are redeemed. When Class C shares of one of the other investment portfolios of the Republic Funds are exchanged for Class C Shares of one or more of the Money Market Funds and those shares are redeemed less than one year after the original purchase of the Class C shares of the other Republic Fund (calculated from the last day of the month in which the shares were purchased), those Class C Shares of the Money Market Funds will be subject to a 1.0% CDSC in most cases. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Class B Shares." Class C Shares are subject to an annual 12b-1 fee of up to 0.75% of the average daily net assets of the Class. Unlike Class B shares, Class C Shares have no conversion feature and, accordingly, an investor that purchases Class C Shares will be subject to 12b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by each Fund's Board of Trustees and regulatory limitations. The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Investor Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission up to 1.0% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

                               RETIREMENT PLANS

  Investor Shares of the U.S. Government Money Market Fund and the Money Market Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS
  Investor Shares of the U.S. Government Money Market Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS
  Investors who are self-employed may purchase shares of the U.S. Government Money Market Fund for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN
  The U.S. Government Money Market Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403(b) plans.

                             REDEMPTION OF SHARES

  A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Investor Shares and Adviser Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

  The proceeds of a redemption are normally paid from a Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR
  Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Investor Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

  An investor may redeem Investor Shares in any amount by written request mailed to the Transfer Agent at the following address:

    The Republic Funds
    c/o Investors Bank & Trust Company
    200 Clarendon Street
    P.O. Box 9130
    Boston, Massachusetts 02117

  Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the Investor Shares to be redeemed have been cleared, which may take 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

  Redemption by Wire or Telephone. An investor may redeem Investor Shares by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

  Check Redemption Service. Shareholders may redeem Investor Shares by means of a Check Redemption Service. If Investor Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Investor Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

  Investor Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Investor Shares of a Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

  If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of each Fund account is changing on a daily basis, the total value of a Fund account cannot be determined in advance and a Fund account cannot be closed or entirely redeemed by check.

                         DIVIDENDS AND DISTRIBUTIONS

  The net income of a Fund, as defined below, is determined each Fund Business Day (and on such other days as the Trustees deem necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 12:00 noon, New York time. All the net income of the Fund so determined is declared in shares of the Fund as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

  For this purpose, the net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less
(ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in a Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

  Since the net income of a Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of a Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

  It is expected that each Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of a Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund Shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional Shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per Share is expected to be maintained at a constant $1.00.

                                 TAX MATTERS

  This discussion is intended for general information only. An investor should consult with his or her own tax advisor as to the tax consequences of an investment in the Funds including the status of distributions from the New York Tax-Free Money Market Fund under applicable state or local law and the possible applicability of a federal alternative minimum tax to a portion of the distributions of this Fund.

FEDERAL INCOME TAXES
  Each year, the Trust intends to qualify the Funds and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Funds must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Funds are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal (or, in the case of the New York Tax-Free Money Market Fund, New York State and New York City) income or excise taxes will be paid by the Funds on amounts so distributed.

  Money Market Fund and U.S. Government Money Market Fund. After the end of each calendar year, each shareholder receives information for tax purposes on the dividends and any realized net capital gains distributions received during that calendar year including the portion taxable as ordinary income, the portion taxable as capital gains, and the amount of dividends eligible for the dividends-received deduction for corporations. However, since no portion of the U.S. Government Money Market Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to qualify for the dividends-received deduction for corporations.

  The Trust may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

  New York Tax-Free Money Market Fund. After the end of each calendar year, each shareholder receives a statement setting forth the federal, New York State and New York City personal income tax status of all dividends and capital gains distributions, if any, made during that calendar year.

  In accordance with the New York Tax-Free Money Market Fund's investment objective, it is expected that most of the Fund's net income will be attributable to interest from Municipal Obligations and, as a result, most of the dividends to Fund shareholders will be designated by the Trust as "exempt-interest dividends" under the Code, which may be treated as items of interest excludible from a shareholder's gross income. Since the preservation of capital and liquidity are important aspects of the Fund's investment objective, the Trust may from time to time invest a portion of the Fund's assets in short-term obligations the interest on which is not exempt from federal income taxes. Moreover, dividends attributable to interest on certain Municipal Obligations which may be purchased for the Fund may be treated as a tax preference item for shareholders potentially subject to an alternative minimum tax and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Although it is not intended, it is possible that the Fund may realize short-term or long-term capital gains or losses from its portfolio transactions.

  The Code provides that interest on indebtedness incurred, or continued, to purchase or carry shares of the New York Tax-Free Money Market Fund is not deductible. Further, exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Finally, entities or persons who may be "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult their tax advisors before purchasing shares of the Fund.

STATE AND LOCAL TAXES
    Money Market Fund and U.S. Government Money Market Fund. Distributions which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes in certain states. In other states, arguments can be made on the basis of a U.S. Supreme Court decision to the effect that such distributions should be exempt from state and local taxes. Shareholders of the Money Market Fund and U.S. Government Money Market Fund are advised of the proportion of each Fund's distributions which consist of such interest.

  New York Tax-Free Money Market Fund. The exemption for federal income tax purposes of dividends derived from interest on Municipal Obligations does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. However, to the extent that dividends are derived from interest on New York Municipal Obligations, the dividends will also be excluded from the gross income of a New York individual resident shareholder for New York State and New York City personal income tax purposes.

  DIVIDENDS FROM THE NEW YORK TAX-FREE MONEY MARKET FUND ARE NOT EXCLUDED IN DETERMINING NEW YORK STATE OR NEW YORK CITY FRANCHISE TAXES ON CORPORATIONS AND FINANCIAL INSTITUTIONS.

  Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal and, in the case of the New York Tax-Free Money Market Fund, New York State and New York City income tax purposes whether received in cash or reinvested in additional Shares of the Funds.

  Shareholders must treat dividends, other than capital gain dividends, as ordinary income. Distributions of net capital gain (other than short-term capital gain) whether received in cash or reinvested in Fund Shares, will be taxable to shareholders at the applicable capital gains rate (generally a maximum rate of 20% or 28% depending upon the Fund's holding period in the assets sold) regardless of how long a shareholder has held Fund Shares. Certain dividends declared in October, November or December of a calendar year to shareholders of record on a date in such month are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

  The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Funds) qualifies as a "regulated investment company" for purposes of Massachusetts law.

             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

  The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Investor Shares, Class B Shares, Class C Shares and Adviser Shares of Beneficial Interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has eight series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, each Money Market Fund is divided into four classes of shares.

  Each share of each class of the Funds represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

  Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

  The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                           PERFORMANCE INFORMATION

  From time to time the Trust may provide annualized "yield" and "effective yield" quotations for the Money Market Fund and U.S. Government Money Market Fund and annualized "yield," "effective yield," and "tax equivalent yield" quotations for the New York Tax-Free Money Market Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate a Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven day period (which period will be stated in any such advertisement or communication). This income is then "annualized". That is, the amount of income generated by the investment during that seven day period is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. With respect to the New York Tax-Free Money Market Fund, the "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate, given a stated aggregate state and local income tax rate, in order to produce an after-tax yield equivalent to that of the Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, all or a significant portion of which is exempt from federal, New York State and New York City personal income taxes, with yields of funds which are not tax exempt.

  Since these yield, effective yield and tax equivalent yield quotations are based on historical earnings and since a Fund's yield, effective yield and tax equivalent yield fluctuate from day to day, these quotations should not be considered as an indication or representation of a Fund's yield, effective yield or tax equivalent yield, if applicable, in the future. Any performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market quotations during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such an advertisement or communication, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc., Bank Rate Monitor
(TM), IBC/Money Fund Averages Report and other industry publications.

  Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of a Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

  A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Funds, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

  The yield and effective yield of the Money Market Fund and U.S. Government Money Market Fund and the yield, effective yield and tax equivalent yield of the New York Tax-Free Money Market Fund are not fixed or guaranteed, and an investment in the Funds is not insured. The Trust's Statements of Additional Information with respect to the Funds include more detailed information concerning the calculation of yield, effective yield and tax equivalent yield, if applicable, quotations for the Funds.

SHAREHOLDER INQUIRIES
  All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

THE YEAR 2000 ISSUE


  The Funds rely extensively on various computer systems in carrying out their business activities, including the computer systems employed by the Adviser, the Administrator and Distributor, the Transfer Agents, and the Custodians (collectively, the "Service Providers"). In this connection, the Funds are aware of the so-called "Year 2000 Issue" which involves the potential problems that may be confronted by computer systems users the day after December 31, 1999, when computers using date-sensitive software must be able to properly identify the Year 2000 in their systems. In the event that a computer system fails to make the proper identification of the Year 2000, this could result in a system failure or miscalculations causing disruptions of operations such as pricing errors and account maintenance failures. The Funds are working with the Service Providers to take steps that are reasonably designed to address the Year 2000 Issue with respect to the computer systems relied upon by the Funds. The Funds have no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances of this. The costs or consequences of incomplete or untimely ressolution of the Year 2000 Issue are unknown to the Funds and the Service Providers at this time but could have a material adverse impact on the operations of the Funds and the Service Providers.


  GENERAL AND ACCOUNT INFORMATION                 (888) 525-5757 (TOLL FREE)

                             --------------------

  The Trust's Statement of Additional Information, dated November 9, 1998, with respect to each Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Adviser and Sponsor of the Fund, (iii) portfolio transactios, (iv) the Fund's Shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the annualized yield, effective yield and tax equivalent yield, if applicable, of the Fund.

REPUBLIC
MONEY MARKET FUND

REPUBLIC
U.S. GOVERNMENT
MONEY MARKET FUND

REPUBLIC
NEW YORK TAX-FREE
MONEY MARKET FUND




INVESTMENT ADVISER AND CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR, SPONSOR, AND TRANSFER AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02117
(800) 782-8183

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

REPUBLIC FAMILY OF FUNDS:
CUSTOMER SERVICE
   Republic National Bank of New York
   452 Fifth Avenue
   New York, NY 10018
   (888) 525-5757
   (212) 525-7833

FOR NON-REPUBLIC CLIENTS
   Investors Bank & Trust Company
   200 Clarendon Street
   Boston, MA 02117
   (800) 782-8183

RFFMM (2/98)